UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-4757
Legg Mason Partners Sector Series, Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS SECTOR SERIES, INC.
Legg Mason Partners Health Sciences Fund
FORM N-Q
JULY 31, 2006

LEGG MASON PARTNERS HEALTH SCIENCES FUND
Schedule of Investments (unaudited)
July 31, 2006

Shares	Security	Value
COMMON STOCKS — 97.5%
Biotechnology — 10.5%
22,629	Amgen Inc. *	$1,578,146
35,100	Applera Corp. — Applied Biosystems Group	1,128,465
13,000	Celgene Corp. *	622,570
14,100	Cephalon Inc. *	926,934
3,400	Charles River Laboratories International Inc. *	120,700
7,400	ImClone Systems Inc. *	240,500
13,500	Invitrogen Corp. *	834,165
7,000	MedImmune Inc. *	177,660
325	Serono SA	219,719
10,450	Techne Corp. *	519,261

	Total Biotechnology	6,368,120

Health Care Equipment & Supplies — 9.6%
12,800	C.R. Bard Inc.	908,416
20,700	Dade Behring Holdings Inc.	843,111
10,100	Edwards Lifesciences Corp. *	446,824
6,300	Hillenbrand Industries Inc.	312,858
3,600	Hologic Inc. *	161,676
12,100	Hospira Inc. *	528,649
9,300	Kinetic Concepts Inc. *	414,408
16,112	Medtronic Inc.	813,978
16,200	PerkinElmer Inc.	292,086
24,436	Smith & Nephew PLC, Sponsored ADR	1,051,970

	Total Health Care Equipment & Supplies	5,773,976

Health Care Providers & Services — 18.8%
29,832	Aetna Inc.	939,410
3,900	Caremark Rx Inc.	205,920
11,400	Celesio AG	532,544
7,900	CIGNA Corp.	720,875
6,600	Express Scripts Inc. *	508,398
5,150	Fresenius Medical Care AG & Co.	616,567
11,950	HCA Inc.	587,462
20,300	Health Net Inc. *	851,991
7,600	Humana Inc. *	425,068
11,200	IMS Health Inc.	307,328
8,300	Manor Care Inc.	415,415
471,700	Network Healthcare Holdings Ltd. *	660,840
4,800	Rhoen-Klinikum AG	183,733
20,500	Sierra Health Services Inc. *	885,190
44,236	UnitedHealth Group Inc.	2,115,808
18,496	WellPoint Inc. *	1,377,952

	Total Health Care Providers & Services	11,334,501

Pharmaceuticals — 58.6%
22,279	Abbott Laboratories	1,064,268
41,730	AstraZeneca PLC	2,548,648
7,600	Barr Pharmaceuticals Inc. *	378,176
12,623	Bristol-Myers Squibb Co.	302,573
10,950	CSL Ltd.	442,624
900	Dainippon Sumitomo Pharma Co., Ltd.	10,985
11,691	Eli Lilly & Co.	663,698
139,930	GlaxoSmithKline PLC	3,871,796
16,580	H. Lundbeck A/S	404,141
67,738	Johnson & Johnson	4,237,012
43,300	King Pharmaceuticals Inc. *	736,966
55,299	Merck & Co. Inc.	2,226,891
3,350	Merck KGaA	305,376
38,249	Mylan Laboratories Inc.	839,948
53,310	Novartis AG	3,026,124
See Notes to Schedule of Investments.

LEGG MASON PARTNERS HEALTH SCIENCES FUND
Schedule of Investments (unaudited) (continued)
July 31, 2006

Shares	Security	Value
Pharmaceuticals — 58.6% (continued)
172,015	Pfizer Inc.	$4,470,670
15,710	Roche Holding AG	2,793,966
23,980	Sanofi-Aventis	2,278,682
5,300	Stada Arzneimittel AG	241,228
34,300	Takeda Pharmaceutical Co., Ltd.	2,217,543
36,000	Tanabe Seiyaku Co. Ltd.	473,039
14,315	Teva Pharmaceutical Industries Ltd., Sponsored ADR	473,540
27,424	Wyeth	1,329,241

	Total Pharmaceuticals	35,337,135

	TOTAL COMMON STOCKS
	(Cost — $57,718,861)	58,813,732

PREFERRED STOCKS — 1.2%
Health Care Providers & Services — 1.2%
4,500	Fresenius AG
	(Cost — $790,029)	739,371

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $58,508,890)	59,553,103

Face
Amount
SHORT-TERM INVESTMENT — 0.8%
Repurchase Agreement — 0.8%
$446,000	State Street Bank & Trust Co., dated 7/31/06, 4.810% due 8/1/06; Proceeds at maturity - $446,060; (Fully collateralized by U.S. Treasury Bond, 8.500% due 2/15/20; Market value - $456,147) (Cost — $446,000)	446,000

	TOTAL INVESTMENTS — 99.5% (Cost — $58,954,890#)	59,999,103
	Other Assets in Excess of Liabilities — 0.5%	321,941

	TOTAL NET ASSETS — 100.0%	$60,321,044

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:
ADR — American Depositary Receipt
Summary of Investments by Country** (unaudited)

United States	61.5%
United Kingdom	12.4
Switzerland	10.1
Japan	4.5
Germany	4.4
France	3.8
South Africa	1.1
Israel	0.8
Australia	0.7
Denmark	0.7

100.0%

**	As a percent of total investments.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Health Sciences Fund (formerly known as Smith Barney Health Sciences Fund ) (the “Fund”) is a separate non-diversified investment fund of Legg Mason Partners Sector Series, Inc. (formerly known as Smith Barney Sector Series Inc.) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Concentration Risk. The Fund normally invests at least 80% of its assets in health related investments. As a result of this concentration policy, the Fund’s investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives.
(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(e) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At July 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,063,667
Gross unrealized depreciation	(3,019,454)

Net unrealized appreciation	$1,044,213

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Sector Series, Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: September 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: September 28, 2006

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date: September 28, 2006